Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,580,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,518.90
Total Offset Amount	0.00
Net Fee	20,518.90
Narrative - Max Aggregate Offering Price	$ 148,580,000.00
Final Prospectus	true